Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
(Loss) earnings	$ (42)	$ 371
Items not affecting cash:
Depreciation and amortization	136	134
Deferred income tax	20	19
Impairment of assets	10	80
Loss on disposal of assets, net	3	2
Other items	16	(5)
Cash flows from (used in) operations	154	601
Net change in non-cash operating working capital balances	(47)	52
Net change in taxes receivable and taxes payable	(88)	(45)
Cash flows from (used in) operating activities	19	608
Investing activities
Investment in property, plant and equipment	(146)	(210)
Investment in intangible assets	(4)	(1)
ERROR in label resolution.	(150)	(211)
Financing activities
Common share dividends paid	(86)	(411)
Purchase of shares including shares accrued in prior year	(48)
Accounts receivable securitization repayments, net	(240)	0
Repurchase of common shares	5	(98)
Payments of lease liabilities, classified as financing activities	(10)	0
Issue of common shares	1	4
Cash flows from (used in) financing activities	20	(505)
Gain (Loss) Arising From Difference Between Carrying Amount Of Financial Liability Extinguished And Consideration Paid, Excluding Noncash Write-off	(9)
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid	10	0
Cash Paid For Restructuring Activities	1	0
Foreign exchange revaluation on cash and cash equivalents held	3	(5)
Proceeds from issue of bonds, notes and debentures	350	0
Decrease during year	(108)	(113)
Balance, beginning of year	128	241
Balance, end of year	20	128
Payments for debt issue costs	(6)	0
Proceeds From (Repayments For) Accounts Receivable Securitization	$ 68	$ 0